Financial Instruments and Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Cash equivalents	$ 3,243,000	$ 3,074,000
Fair Value, Assets, Level 1 to Level 2 Transfers, Amount1	0	0
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount1	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net	$ 0	$ 0